Accumulated Other Comprehensive Income/(Loss) - Summary of Breakdown of Accumulated Other Comprehensive Income/(Loss) (Detail) (USD $) In Millions, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 06, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Allocation of partnership Capital to unit	$ (1.4)		$ (1.4)
Other comprehensive income	(10.3)	(4.2)	(14.5)	18.4	5.4
Balance at December 31, 2014	(6.0)		(6.0)
Post Retirement Benefit Obligation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Allocation of partnership Capital to unit	(1.4)		(1.4)
Other comprehensive income			(0.1)
Balance at December 31, 2014	(1.5)		(1.5)
Foreign Currency Translation Reserve [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income			(4.5)
Balance at December 31, 2014	$ (4.5)		$ (4.5)